LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2024	Sep. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of use asset				$ 365,246	$ 689,688	$ 102,349
Operating lease liability				$ 1,213,449	$ 1,210,814	$ 102,349
Discount rate				10.00%	10.00%	6.00%
Corporate Office and Distribution Center [Member]
Rent expense			$ 12,000
Right of use asset			31,597
Operating lease liability			$ 170,002
Discount rate			10.00%
Showroom Space [Member]
Rent expense	$ 13,261	$ 25,000
Right of use asset	425,634	658,091
Operating lease liability	$ 425,634	$ 1,040,812
Discount rate	10.00%	10.00%